Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Principal plan - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ (7)	£ (13)	£ (15)
Financial impact of decrease	8	13	16
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	7	11	16
Financial impact of decrease	(5)	(9)	(12)
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	5	9	10
Financial impact of decrease	(5)	(8)	(10)
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	1	2	4
Financial impact of decrease	(1)	(2)	(4)
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ 10	£ 16	£ 19
Pension Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year